Average Annual Total Returns - Federated Hermes Kaufmann Large Cap Fund	A 1 Year	A 5 Years	A 10 Years	C 1 Year	C 5 Years	C 10 Years	R 1 Year	R 5 Years	R 10 Years	IS 1 Year	IS 5 Years	IS 10 Years	IS Return After Taxes on Distributions 1 Year	IS Return After Taxes on Distributions 5 Years	IS Return After Taxes on Distributions 10 Years	IS Return After Taxes on Distributions and Sale of Fund Shares 1 Year	IS Return After Taxes on Distributions and Sale of Fund Shares 5 Years	IS Return After Taxes on Distributions and Sale of Fund Shares 10 Years	R6 1 Year	R6 5 Years	R6 10 Years	Russell 1000® Growth Index(reflects no deduction for fees, expenses or taxes) 1 Year		Russell 1000® Growth Index(reflects no deduction for fees, expenses or taxes) 5 Years		Russell 1000® Growth Index(reflects no deduction for fees, expenses or taxes) 10 Years		Morningstar Large Growth Funds Average 1 Year		Morningstar Large Growth Funds Average 5 Years		Morningstar Large Growth Funds Average 10 Years
Total	21.18%	16.48%	14.84%	26.27%	16.90%	14.59%	27.76%	17.36%	15.04%	28.55%	18.11%	15.79%	27.50%	17.05%	14.94%	17.62%	14.48%	13.13%	28.64%	18.17%	15.83%	43.21%	[1]	25.49%	[1]	19.42%	[1]	39.55%	[2]	22.95%	[2]	17.43%	[2]

[1]	The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000®Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Growth Index is constructed to provide a comprehensive and unbiased barometer for the large-cap growth segment. The Russell 1000® Growth Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics.
[2]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.